Note 6 - Other Income, Net - Other (Income) Expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Gain on sale of building asset		$ (4,351)	$ 0
Other income		(1,459)	(146)
Other Nonoperating Income (Expense)		(5,810)	(146)
Building [Member]
Gain on sale of building asset	$ (4,351)	$ (4,351)	$ 0